SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 29, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Apr. 29, 2022 ₪ / shares shares	Apr. 29, 2022 $ / shares shares
Impairment losses		$ 0	$ 0	$ 0
Inventory write-offs included in cost of revenues		553	952	1,201
Capitalized Implementation Costs		2,345	2,350
Provision for estimated sales returns, credits, stock rotations and other customer rights		7,324	5,275
Governmental grants received		338	42	430
Accounts receivable, net of allowance for credit losses		$ 120	53
Percentage of defined contribution plan		33.00%
Defined contribution plan administrative expense		$ 270	275	285
Percentage of employees' gross pay for employer contributes		6.00%
Annual grants of restricted stock		$ 5,000	5,000	7,725
Bank deposits, weighted-average duration of deposits		1 year 10 months 20 days
Bank deposits, weighted-average time to maturity		1 year 21 days
Outstanding currency forwards contracts		$ 7,802
Derivative Profts Related To Cost Of Revenue		741	86
Derivative Expense Related To Cost Of Revenue		3,889	449
Derivative Expense Related To Operating Expenses			4,215	584
Severance expenses		$ 4,794	$ 4,925	$ 5,108
Anti-dilutive shares excluded from computation of earnings per share amount | shares		1,328,287	893,089	2,003,939
Share-based compensation expenses		$ 24,035	$ 26,027	$ 34,022
Amortization of deferred contract costs		11,616	12,754
Deferred commission costs capitalized		22,443	20,228
Deferred revenues recognized		$ 138,940	$ 129,692
Percentage of outstanding deferred revenue recognized during the period		64.00%	64.00%
Period of remaining service of deferred revenue		5 years
Remaining performance obligations		$ 398,810
Percentage of remaining performance obligation that will be recognized as revenue over the next twelve months to total remaining performance obligation as of balance sheet date		55.00%
Expected period of benefit		3 years 5 months 26 days
Other receivables and prepaid expenses		$ 1,290	$ 1,163
Skyawk [Member]
Cash consideration		35,000
Share-based compensation expenses		$ 6,323
Series A Preferred Stock [Member] | Skyawk [Member]
Preferred shares issued | shares					31,210,708	31,210,708
Preferred shares par value | ₪ / shares					₪ 0.001
Cash consideration	$ 35,000
Price per share | $ / shares						$ 1.12
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage		82.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage		18.00%
UNITED STATES | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		89.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		5.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		6.00%
Minimum [Member]
Customer support contracts, support period		1 year
Maximum [Member]
Customer support contracts, support period		3 years
Bank deposits, maximum contractual term		3 years
Other Intangible Assets [Member] | Minimum [Member]
Finite-lived intangible assets, estimated useful lives		6 years
Other Intangible Assets [Member] | Maximum [Member]
Finite-lived intangible assets, estimated useful lives		9 years